Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Apr. 30, 2026	Oct. 31, 2025
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Accrued expenses	[1]	$ 8,112,602	$ 9,245,092
Board compensation payable		75,000	75,000
Other payable		914,505	746,450
Accrued expenses and other liabilities		10,054,288	11,018,723
Third-Party [Member]
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Due to a third-party	[2]	$ 952,181	$ 952,181

[1]	The balance represented accrued contract expenses.
[2]	The balance was advanced by Dr. Guohua Zhang (former Chief Executive Officer and Chairman of the Board of the Company) before October 31, 2024.